OTHER PROVISIONS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2014	Dec. 31, 2018
The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	£ 3,138.0		£ 4,025.0
Payments in respect of settlements, reimbursement rights		£ 217.0
Restructuring provision	114.0		179.0
Payment Protection Insurance [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	1,795.0
Total Payment Protection Insurance To Date	21,821.0
Other provisions	1,572.0
Provision used, other provisions	£ 2,197.0
Description of Reactive Complaint Sensitivities	For every one per cent increase in PIR conversion rate on the stock as at the industry deadline, the Lloyds Bank Group would expect an additional charge of approximately £100 million.
Maximum exposure to credit risk	£ 240.0
Payment Protection Insurance [member] | MBNA Limited [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	335.0
Other regulatory provisions [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	395.0
Other provisions	395.0		707.0
Provision used, other provisions	(707.0)
Arreas Handling [member] | Management Fees and Activities [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	188.0
Total Arrears Handling To Date	981.0
Mis-selling of packaged bank accounts [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Total Packaged Bank Accounts To Date	795.0
Indemnities and other matters relating to legacy business disposals [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	118.0		£ 122.0
TSB Banking Group plc [member] | Relating to the Transitional Service Agreement [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	117.0
Total TSB Various Ongoing Commitments To Date Today	665.0
HBOS [member] | The Group [member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	45.5
Other provisions	£ 35,000.0
Percent of accepted offers after compensation assessment	98.00%
Value of offers after compensation assessment	£ 100.0
Value of accepted offers after compensation assessment	94.0
ExGratiaPayments	9.0
Payments in respect of settlements, reimbursement rights	£ 6.0
NumberOfFraudVictims	200